PAYCHECK PROTECTION PROGRAM – LONG TERM (Details Narrative) - Freight App Inc [Member] - HKD ($)	Mar. 22, 2021	May 06, 2020
Ppp Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans		$ 114,700
Debt maturity date		May 06, 2022
Interest rate		1.00%
Debt principal amount	$ 114,700
Accrued interest	978
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt forgivness	$ 115,678